SUPPLEMENT DATED AUGUST 19, 2013
to

TO PROSPECTUS DATED DECEMBER 31, 2003
FOR KEYLIFE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT I

Effective August 2, 2013, the parent of Sun Life Assurance Company of Canada (U.S.) is Delaware Life Holdings, LLC (“Delaware Life”).  Delaware Life is a limited liability company formed under the laws of Delaware on December 12, 2012.  Delaware Life is ultimately controlled by Todd L. Boehly and Mark R. Walter.

Please retain this supplement with your prospectus for future reference.